Sales of Real Estate and Discontinued Operations	12 Months Ended
Dec. 31, 2011
Real Estate and Discontinued Operations [Abstract]
Sales of Real Estate and Discontinued Operations
Sales of Real Estate and Discontinued Operations

The Company sold its interests in 17 properties in 2011, 13 properties in 2010 and 18 properties in 2009, three of which were transferred to lenders or disposed of through bankruptcy. For the years ended December 31, 2011, 2010 and 2009, these sales generated aggregate net proceeds of $124,039, $80,224 and $108,475, respectively, which resulted in gains on sales of $6,557, $14,613 and $9,134, respectively. For the years ended December 31, 2011, 2010 and 2009, the Company recognized net debt satisfaction gains (charges) relating to these properties of $(606), $2,924 and $11,471, respectively. These gains (charges) are included in discontinued operations.

At December 31, 2011, the Company had no properties classified as held for sale and two properties classified as held for sale at December 31, 2010. The Company has retrospectively adjusted the 2011, 2010 and 2009 Consolidated Statements of Operations to reflect as discontinued operations all properties sold through June 30, 2012.

The following presents the operating results for the properties sold and held for sale during the years ended December 31, 2011, 2010 and 2009 along with properties sold through June 30, 2012:

	Year Ending December 31,
	2011	2010	2009
Total gross revenues	$18,320	$42,541	$66,797
Pre-tax net loss, including gains on sales	$(66,561)	$(30,547)	$(79,655)

In 2009, the Company, through a property owner subsidiary, received gross proceeds of $4,750 in a sale-leaseback transaction of land in Palm Beach Gardens, Florida. The Company is leasing back the land for 30 years and has an option to purchase the land in June 2014 and June 2015. The Company has not recognized a gain on the transaction as the Company is considered to have continued involvement in the property due to the purchase option.

During 2009, the Company conveyed its interest in three properties to lenders in full satisfaction of the related aggregate $38,022 non-recourse mortgage notes payable.